OTHER LIABILITIES - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Deferred income	€ 270,353	€ 256,206
Maintenance and power warranty programs
Disaggregation of Revenue [Line Items]
Deferred income	239,879	€ 218,982
Maintenance and power warranty programs | 2023
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	61,000
Maintenance and power warranty programs | 2024
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	56,000
Maintenance and power warranty programs | 2025
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	40,000
Maintenance and power warranty programs | Afterwards
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	€ 83,000